Investments (Related Party Investment Transactions - Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Related party net investment income		$ 4	$ 4	$ 4
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party		157	179	172
Affiliated Entity
Related Party Transaction [Line Items]
Assets Transferred To Affiliates, Estimated Fair Value		1,003	97	781
Assets Transferred From Affiliates, Estimated Fair Value	$ 437	237	882	882
Debt Instrument, Face Amount		$ 1,900	400
Affiliated Entity | Related Party Loan One [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date		Sep. 30, 2016
Debt Instrument, Face Amount		$ 250
Debt Instrument, Interest Rate, Stated Percentage		7.44%
Affiliated Entity | Related Party Loan Two [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date		Jun. 30, 2019
Debt Instrument, Face Amount		$ 500
Debt Instrument, Interest Rate, Stated Percentage		3.54%
Affiliated Entity | Related Party Loan Three [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date		Oct. 01, 2019
Debt Instrument, Face Amount		$ 250
Debt Instrument, Interest Rate, Stated Percentage		3.57%
Affiliated Entity | Related Party Loan Four [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date		Jul. 15, 2021
Debt Instrument, Face Amount		$ 445
Debt Instrument, Interest Rate, Stated Percentage		5.64%
Affiliated Entity | Related Party Loan Five [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date		Dec. 16, 2021
Debt Instrument, Face Amount		$ 480
Debt Instrument, Interest Rate, Stated Percentage		5.86%
Affiliated Entity | Other
Related Party Transaction [Line Items]
Carrying value of related party loans		$ 2,000	2,000
Related party net investment income		95	92	90
Affiliated Entity | Structured settlements
Related Party Transaction [Line Items]
Related party net investment income		63
Annuities Purchased		1,300
American Life Insurance Company [Member] | Other | Surplus Notes, Affiliated [Member]
Related Party Transaction [Line Items]
Carrying value of related party loans		100	100
Related party net investment income		$ 3
Debt Instrument, Frequency of Periodic Payment		semiannually
Debt Instrument, Maturity Date		Jun. 30, 2020
Debt Instrument, Interest Rate, Stated Percentage		3.17%
Maximum | American Life Insurance Company [Member] | Other | Surplus Notes, Affiliated [Member]
Related Party Transaction [Line Items]
Related party net investment income			$ 1
Parent Company | Affiliated Entity
Related Party Transaction [Line Items]
Assets Transferred To Affiliates, Estimated Fair Value				751
Assets Transferred From Affiliates, Estimated Fair Value				$ 739